Equity	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Equity
23.	EQUITY

23(a)Common shares

	As of December 31,
	2019	2018
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At December 31, 2019	13,830,769	138
At December 31, 2018	13,830,769	138
At January 1, 2018	13,830,769	138

23(b)Dividends

On November 11, 2016, the Company announced that the Board of Directors approved the implementation of a dividend policy as part of the Company's ongoing commitment to increasing shareholder value and return on investment. Pursuant to the dividend policy, subject to review and approval by the Board of Directors, the Company may pay cash dividends of at least 25% of its net post-tax audited consolidated profits attributable to shareholders. As APWC is a holding company, its ability to pay dividends is dependent upon distributions that it receives from its operating subsidiaries and affiliates, which are subject to a number of factors including operating results, capital requirements, expansion plans, debt covenants, business prospects, consideration for non-recurring items and other factors that are deemed relevant from time to time by the respective boards of our subsidiaries and affiliates. The dividend policy will be reviewed on an ongoing basis and updated at the discretion of the Board of Directors as business circumstances and available capital and capital requirements may change.

The Company recognized dividends distributed to owners amounting to $nil ($nil per share), $1,106 ($0.08 per share) and $1,382 ($0.1 per share) for the years ended December 31, 2019, 2018 and 2017, respectively.

23.	EQUITY (continued)

23(c)Other comprehensive income – net of tax

The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2019
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	10,677	10,677
Re-measuring losses on defined benefit plans	(1,382)	—	—	(1,382)
Changes in faire value of financial assets at fair value through other comprehensive income	—	1,336	—	1,336
	(1,382)	1,336	10,677	10,631

	For the year ended December 31, 2018
	Remeasurement of defined benefit plans	Available-for-sale reserve	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Reclassification of application of IFRS 9	—	(1,717)	1,717	—	—
Exchange difference on translation of foreign operations	—	—	—	(4,388)	(4,388)
Re-measuring losses on defined benefit plans	(328)	—	—	—	(328)
Changes in faire value of financial assets at fair value through other comprehensive income	—	—	(335)	—	(335)
	(328)	(1,717)	1,382	(4,388)	(5,051)

	For the year ended December 31, 2017
	Remeasurement of defined benefit plans	Available-for-sale reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	15,882	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	—	—	248	248
Re-measuring losses on defined benefit plans	(618)	—	—	(618)
Net loss on available-for-sale financial assets	—	(64)	—	(64)
	(618)	(64)	16,130	15,448